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[The GCG Trust Letterhead]
280 Park Avenue, Floor 14W
New York, NY 10017

October 6, 1995

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

          Re:  Filing pursuant to Rule 497 (j)
               of the Securities Act of 1933, as amended for
               The GCG Trust (File No. 33-23512)
               ------------------------------------------

Dear Sirs:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned on behalf of The GCG Trust (the "Registrant"), hereby submits this filing in lieu of a filing under Securities Act Rule 497(c) and certifies that:

     (1) the form of prospectus that would have been filed under Securities Act Rule 497(c) would not have differed from that contained in the Registrant's most recent amendment to its registration statement; and

     (2) the text of the Registrant's most recent amendment to its registration statement has been filed electronically.

                                     Very truly yours,

                                     THE GCG TRUST
                                     ---------------------
                                     (Registrant)

                                By:  /s/ Mitchell M. Cox
                                     ---------------------
                                     Mitchell M. Cox
                                     Assistant Secretary
cc: Karen Anderberg